SCHEDULE INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
Total Current	$ 181
Deferred
Total Deferred	(921)
Total Income Tax Benefit	(740)
UNITED STATES
Current
Foreign (India)	48
Deferred
Foreign (United States)	10
Canada Revenue Agency [Member]
Current
Federal (Canada)
Provincial (Canada)
Deferred
Federal (Canada)
Provincial (Canada)
Ministry of Finance, India [Member]
Current
Foreign (India)	$ 133